Contingent liabilities (Details) - Forecast	Feb. 28, 2018 USD ($)
Graham Lumsden
Contingent liabilities
Bonus amount awarded	$ 127,500
Graham Lumsden | Bonus contingent liability
Contingent liabilities
Separate supplemental bonus	50,000
Contingent amount	42,500
Dr. Huang
Contingent liabilities
Bonus amount awarded	142,000
Dr. Huang | Bonus contingent liability
Contingent liabilities
Contingent amount	$ 42,000